Document And Entity Information	12 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	Bionik Laboratories Corp.
Entity Central Index Key	0001508381
Entity Filer Category	Smaller Reporting Company